Fair Value Measurements Recurring Measurements and Additional (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Additional disclosures:
Fair Value, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Level 2 to Level 1 Transfers, Amount	0	0
Wiltel Guarantee [Member]
Additional disclosures:
Guarantor Obligations, Maximum Exposure, Undiscounted	28
Carrying Amount [Member]
Additional disclosures:
Long-term debt, including current portion	(22,288)	(22,414)
Guarantees	(41)	(43)
Carrying Amount [Member] | Indemnification Agreement [Member]
Additional disclosures:
Guarantees	0
Fair Value [Member]
Additional disclosures:
Long-term debt, including current portion	(25,319)	(23,330)
Guarantees	(27)	(30)
Level 1 [Member]
Additional disclosures:
Long-term debt, including current portion	0	0
Guarantees	0	0
Level 2 [Member]
Additional disclosures:
Long-term debt, including current portion	(25,319)	(23,330)
Guarantees	(11)	(14)
Level 3 [Member]
Additional disclosures:
Long-term debt, including current portion	0	0
Guarantees	(16)	(16)
Fair Value, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis
ARO Trust investments	201	150
Fair Value, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis
Energy derivative assets	1	3
Energy derivative liabilities	(3)	(7)
Fair Value, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis
ARO Trust investments	201	150
Fair Value, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis
Energy derivative assets	1	3
Energy derivative liabilities	(3)	(7)
Fair Value, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis
ARO Trust investments	201	150
Fair Value, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis
Energy derivative assets	1	3
Energy derivative liabilities	(1)	(4)
Fair Value, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis
ARO Trust investments	0	0
Fair Value, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis
Energy derivative assets	0	0
Energy derivative liabilities	0	0
Fair Value, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis
ARO Trust investments	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis
Energy derivative assets	0	0
Energy derivative liabilities	$ (2)	$ (3)